Matthews Emerging Markets Sustainable Future Active ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Matthews Emerging Markets Sustainable Future Active ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	25.68%	(2.74%)